                           KEMPER CASH RESERVES FUND
                         ANNUAL REPORT TO SHAREHOLDERS
                        FOR THE YEAR ENDED JULY 31, 1995

"The rising interest rate environment allowed the Fund's yield to quickly increase due to the reinvestment of its short maturity investments at current higher rate levels."


[KEMPER MUTUAL FUNDS LOGO]

                               TABLE OF CONTENTS

                Performance Update                                  3

                Portfolio Statistics                                4

                Terms To Know                                       4

                Portfolio Of Investments                            5

                Report From Independent Auditors                    7

                Financial Statements                                8

                Notes To Financial Statements                      10

                Financial Highlights                               14

AT A GLANCE
================================================================================

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
7-day Annualized Yield for the period ended July 31, 1995

                                                     AS OF
                                                    7/31/95
--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                    5.29%
--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                    4.44%
--------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                    4.44%
--------------------------------------------------------------------------------

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable value of $1.00 per share.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
For periods ended July 31, 1995
(shares adjusted for the applicable sales charge)

                                                                                      LIFE OF
                                   1-YEAR             5-YEAR           10-YEAR         CLASS
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS A        4.99%               N/A               N/A           3.30% (Since 1/10/92)
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS B        1.08               2.89%             4.44%          4.80  (Since 2/6/84)
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS C        4.08                N/A               N/A           3.85  (Since 5/31/94)
-------------------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns fluctuate. Performance of share classes will differ. Consult the prospectus for details.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for B Shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3%; 5-year, 1% since inception 0%. The maximum CDSC for B Shares is 4%. There is no sales charge for A Shares which are only available on exchange or on conversion from B Shares. There is no sales charge adjustment for C Shares. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

ABOUT YOUR REPORT
================================================================================


SHAREHOLDER REPORTS REVISED

Your Fund's annual report is one of your best sources for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you as well as explain significant changes to the Fund over the last fiscal year. In addition, the performance update includes commentary from your Fund's portfolio manager or management team on what might be expected in the coming months. Specifically, your report now includes:

-    The 7-day annualized yields of your Fund

-    A look at your Fund's portfolio composition

-    Terms you'd need to know related to your Fund

     If you have any comments about the revised format or if you have suggestions for additional changes, please write to:

     Kemper Mutual Funds
     Shareholder Communications
     120 South LaSalle Street
     Chicago, IL 60603

                                                              PERFORMANCE UPDATE
================================================================================

[Photo]

Frank Rachwalski is Senior Vice President of Kemper Financial Services, Inc, and Portfolio Manager of Kemper Cash Reserves Fund. Mr. Rachwalski holds a B.B.A. and an M.B.A. degree from Loyola University.

KEMPER CASH RESERVES FUND PORTFOLIO MANAGER FRANK RACHWALSKI EXPLAINS HOW HE HAS ADJUSTED THE FUND'S MATURITY TO INCREASE ITS YIELDS DURING A RISING INTEREST RATE ENVIRONMENT.

Q: FRANK, IT APPEARS THAT THE MOMENTUM OF 1994 CONTINUED INTO 1995, CAUSING THE FEDERAL RESERVE BOARD TO RESPOND THROUGHOUT THE PERIOD. WOULD YOU AGREE?

A: Absolutely. We started this fiscal year, August 1, 1994, with an economy that continued to grow at a pace that was exceptionally strong. Growth in manufacturing and construction caused labor conditions to improve which in turn meant an increase in personal income and consumer spending.

     Concerned that the rate of growth might spark inflation, the Federal Reserve (Fed) increased its federal funds rate - the most sensitive indicator of the direction of interest rates - in August. This was only one in a series of increases that totaled 1.75% during the fiscal year. Unlike other markets, these interest rate increases had a positive impact on the short-term market, namely, improving investor returns.

Q: HOW DID YOU MANAGE THE FUND IN THIS RISING RATE ENVIRONMENT? AND WITH WHAT RESULT?

A: Generally, we positioned the Fund defensively by reducing the average maturity of its holdings. This allowed the fund's yield to quickly increase due to reinvestment of its short maturity investments in a rising interest rate environment.

     We continued this strategy until the early part of 1995 when the economy began to show some signs of slowing. At that time, we repositioned the Fund and began increasing average maturities. As always, we emphasized high quality instruments throughout the period.

Q: AFTER A YEAR OF RISING RATES, WHAT'S AHEAD FOR THE FUND?

A: As previously mentioned, the economy softened toward the end of the fiscal year. In fact, the Fed slightly decreased the federal funds rate in the beginning of July. While this meant somewhat lower money market rates, we do not anticipate the Fed's move as the start of an extended trend to lower rates. Instead, we view this decrease as a mid-cycle adjustment.

     However, we will emphasize longer portfolio average maturities until the economy begins to show signs that it is growing at a slightly faster pace.

PORTFOLIO STATISTICS
================================================================================


PORTFOLIO COMPOSITION

---------------------------------------------------------
                                               ON 7/31/95
---------------------------------------------------------
COMMERCIAL PAPER FIRST TIER                        97%
-----------------------------------------------------
FOREIGN BANKS CDS                                   3
=====================================================
                                                  100%

ON 7/31/95

/  /  Commercial paper first tier
/  /  Foreign banks CDs


TERMS TO KNOW
================================================================================

FEDERAL FUNDS RATE - the interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

AVERAGE MATURITY - the weighted average number of days in which each security in the portfolio matures. A variable or floating rate security may at times be treated as having a maturity that is shorter than on the face of the instrument.

REPURCHASE AGREEMENTS (REPOS) - arrangements under which a security is bought under an agreement that the seller will repurchase that security at an agreed upon price, time and yield to the buyer.

                                                        PORTFOLIO OF INVESTMENTS
================================================================================

KEMPER CASH RESERVES FUND
Portfolio of Investments at July 31, 1995
(Value in thousands)

     CORPORATE OBLIGATIONS                       VALUE
-------------------------------------------------------
BANKING - 4.7%
-------------------------------------------------------
      Societe Generale North America Inc.
       5.75%, 10/23/95                           $4,934
      UBS Finance, Inc.
       5.72%, 8/14/95                             4,990
      =================================================
                                                  9,924

-------------------------------------------------------
CAPTIVE BUSINESS FINANCE - 18.9%
-------------------------------------------------------
      Caterpillar Financial
      Services Corporation
       5.75%, 8/22/95                             4,983
      Chrysler Financial Corporation
       6.04%, 8/30/95                             4,976
      CSW Credit, Inc.
       5.78%, 8/25/95                             4,981
      Deere (John) Capital Corporation
       5.91%, 9/1/95                              4,975
   (a)Finova Capital Corporation
       6.16%, 9/15/95                             5,000
      Ford Motor Credit Company
       6.00%, 8/29/95                             4,977
      Hanson Finance (UK) PLC
       5.74%, 10/24/95                            4,934
      Orix America, Inc.
       6.08%, 8/4/95                              5,497
      =================================================
                                                 40,323

-------------------------------------------------------
CONSUMER FINANCING - 4.7%
-------------------------------------------------------
      Beneficial Corporation
       5.96%, 9/15/95                             4,963
      Whirlpool Financial Corporation
       6.11%, 8/1/95                              5,000
      =================================================
                                                  9,963

-------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES - 7.0%
-------------------------------------------------------
      American Home Products Corporation
       6.03%, 8/10/95                             4,993
      Coca-Cola Enterprises Inc.
       5.78%, 9/29/95                             4,953
   (a)PepsiCo, Inc.
       5.76%, 8/16/95                             4,999
      =================================================
                                                 14,945

-------------------------------------------------------
CORPORATE FINANCING - 17.7%
-------------------------------------------------------
      First Brands Commercial, Inc.
       6.00%, 9/25/95                          $  4,955
      GTE Finance Corporation
       6.05%, 8/14/95                             4,989
      JTB Finance Americas
       5.86%, 9/27/95                             4,954
      PHH Corporation
       5.75%, 8/21/95                             4,984
   (a)Sanwa Business Credit Corporation
       6.06%, 8/8/95                             10,000
      SFC (USA) Inc.
       6.04%, 8/31/95                             4,975
      Windmill Funding Corporation
       6.01%, 8/1/95                              3,000
      =================================================
                                                 37,857

-------------------------------------------------------
FINANCIAL SERVICES - 16.7%
-------------------------------------------------------
   (a)Bear Stearns Companies Inc.
       6.00%, 8/21/95                            10,000
   (a)CS First Boston, Inc.
       5.94%, 8/9/95                              4,500
      Dean Witter, Discover & Co.
       5.96%, 8/11/95                             4,992
   (a)Goldman, Sachs & Co.
       5.95%, 8/25/95                             3,000
(a)(b)Lehman Brothers Holdings Inc.
       6.00%, 8/16/95                             3,000
   (a)Salomon Inc.
       6.42%, 8/1/95                             10,000
      =================================================
                                                 35,492

-------------------------------------------------------
INFORMATION SERVICES AND MEDIA - 9.4%
-------------------------------------------------------
      AT&T Corp.
       5.89%, 9/5/95                              4,972
      CBS Inc.
       5.78%, 8/25/95                             4,981
      Electronic Data Systems Corporation
       5.95%, 8/15/95                             4,989
      Nynex Corporation
       6.01%, 9/6/95                              4,970
      =================================================
                                                 19,912

-------------------------------------------------------
MANUFACTURING AND INDUSTRIAL PRODUCTS - 7.0%
-------------------------------------------------------
      Bridgestone/Firestone, Inc.
       5.81%, 8/24/95                             4,982
      Cargill, Incorporated
       5.90%, 8/30/95                             4,977
      Xerox Corporation
       5.75%, 8/21/95                             4,984
      =================================================
                                                 14,943

PORTFOLIO OF INVESTMENTS


                                                    Value
-----------------------------------------------------------
MUNICIPAL OBLIGATION - 4.7%
-----------------------------------------------------------
(a)(b)(c)Orange County, California
          7.02%, 6/30/96 (maturity),
          $10,000,000 (cost and par)             $    7,600
         Letter of Credit from
         The Bank of New York                         2,400
         ==================================================
                                                     10,000
-----------------------------------------------------------
RECEIVABLES FINANCING - 9.3%
-----------------------------------------------------------
         Barton Capital Corporation
          5.77%, 9/6/95                               4,971
         Preferred Receivables
         Funding Corporation
          6.01%, 8/23/95                              4,982
         Sheffield Receivables Corp.
          6.00%, 8/9/95                               4,994
         STRAIT Capital Corporation
          5.75%, 10/31/95                             4,927
         ==================================================
                                                     19,874
         ==================================================
         TOTAL CORPORATE
         OBLIGATIONS--100.1%
         (AVERAGE MATURITY: 24 DAYS)                213,233
         ==================================================
         BANK OBLIGATIONS--2.3%
         Industrial Bank of Japan Limited
          6.05%, 8/10/95
         (average maturity: 9 days)                   5,000
         ==================================================
         TOTAL INVESTMENTS--102.4%
         (AVERAGE MATURITY: 24 DAYS)                218,233
         ==================================================
         LIABILITIES, LESS CASH AND
         OTHER ASSETS--(2.4)%                        (5,202)
         ==================================================
         NET ASSETS--100%                           $213,031
         ==================================================

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1995. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid securities. At July 31, 1995, the aggregate value of the Fund's illiquid securities was $13,000,000, which represented 6.1% of net assets.

(c)  See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

REPORT FROM INDEPENDENT AUDITORS
================================================================================

THE BOARD OF TRUSTEES AND SHAREHOLDERS KEMPER PORTFOLIOS

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of July 31, 1995, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991 in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
September 15, 1995

FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at amortized cost                                        $ 218,233
-------------------------------------------------------------------------------
Cash                                                                        132
-------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                        1,032
-------------------------------------------------------------------------------
  Interest                                                                  294
-------------------------------------------------------------------------------
   TOTAL ASSETS                                                         219,691
===============================================================================
-------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------
 Payable for:
  Dividends                                                                 339
-------------------------------------------------------------------------------
  Securities purchased                                                    4,927
-------------------------------------------------------------------------------
  Fund shares redeemed                                                      783
-------------------------------------------------------------------------------
  Management fee                                                             71
-------------------------------------------------------------------------------
  Distribution services fee                                                 110
-------------------------------------------------------------------------------
  Administrative services fee                                                41
-------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                    248
-------------------------------------------------------------------------------
  Other                                                                     141
-------------------------------------------------------------------------------
   Total liabilities                                                      6,660
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 213,031
===============================================================================
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------
Paid in capital                                                       $ 215,864
-------------------------------------------------------------------------------
Unrealized depreciation on investments                                   (2,833)
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 213,031
===============================================================================
-------------------------------------------------------------------------------
THE PRICING OF SHARES
-------------------------------------------------------------------------------
Net asset value and redemption price per share
-------------------------------------------------------------------------------
CLASS A SHARES
  ($35,460 divided by 35,460 shares outstanding)                      $    1.00
===============================================================================
CLASS B SHARES
  ($172,493 divided by 172,493 shares outstanding)                    $    1.00
===============================================================================
CLASS C SHARES
  ($5,078 divided by 5,078 shares outstanding)                        $    1.00
===============================================================================

See accompanying Notes to Financial Statements.

                                                            FINANCIAL STATEMENTS
================================================================================
STATEMENT OF OPERATIONS
Year ended July 31, 1995
(in thousands)

------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------
Interest income                                                  $17,306
------------------------------------------------------------------------
Expenses:
  Management fee                                                   1,216
------------------------------------------------------------------------
  Distribution services fee                                        1,957
------------------------------------------------------------------------
  Administrative services fee                                        710
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           1,021
------------------------------------------------------------------------
  Professional fees                                                   41
------------------------------------------------------------------------
  Reports to shareholders                                             81
------------------------------------------------------------------------
  Trustees' fees and other                                            33
------------------------------------------------------------------------
   Total expenses                                                  5,059
------------------------------------------------------------------------
NET INVESTMENT INCOME                                             12,247
========================================================================
Change in unrealized depreciation on investments                  (2,833)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 9,414
========================================================================


STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1995 and 1994
(in thousands)

                                                1995                1994
------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL ACTIVITY
------------------------------------------------------------------------
Net investment income                           $  12,247          5,556
------------------------------------------------------------------------
Change in unrealized depreciation                  (2,833)             -
------------------------------------------------------------------------
Capital contribution from investment manager        2,833              -
------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                 (12,247)        (5,556)
------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS TOTAL INCREASE
(DECREASE) IN NET ASSETS                         (211,286)       257,509
========================================================================
------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------
Beginning of year                                 424,317        166,808

END OF YEAR                                     $ 213,031        424,317
========================================================================


NOTES TO FINANCIAL STATEMENTS
================================================================================

1 DESCRIPTION OF THE FUND    Kemper Cash Reserves Fund is a separate series of
                             Kemper Portfolios, an open-end management
                             investment company organized as a business trust
                             under the laws of Massachusetts. The Fund currently
                             offers three classes of shares. Class A shares are
                             available only upon exchange or upon conversion of
                             Class B shares. Class B shares are sold without an
                             initial sales charge but are subject to higher
                             ongoing expenses than Class A shares and a
                             contingent deferred sales charge payable upon
                             certain redemptions. Class B shares automatically
                             convert to Class A shares six years after issuance.
                             Class C shares are sold without an initial or
                             contingent deferred sales charge but are subject to
                             higher ongoing expenses than Class A shares and do
                             not convert into another class. The Fund may offer,
                             to a limited group of investors, Class I shares
                             (none sold through July 31, 1995) which are not
                             subject to initial or contingent deferred sales
                             charges and have lower ongoing expenses than other
                             classes. Each share represents an identical
                             interest in the investments of the Fund and has the
                             same rights.
--------------------------------------------------------------------------------
2 SIGNIFICANT                INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES        amortized cost, which approximates market value. In
                             the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Differences in dividends per share are due to different class expenses.

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================
                                     FEDERAL INCOME TAXES. The Fund has complied
                                     with the special provisions of the Internal
                                     Revenue Code available to investment
                                     companies and therefore no federal income
                                     tax provision is required.
--------------------------------------------------------------------------------
3 TRANSACTIONS                       MANAGEMENT AGREEMENT. The Fund has a
  WITH AFFILIATES                    management agreement with Kemper Financial
                                     Services, Inc. (KFS) and pays a management fee at an annual rate of .40% of the first
                                     $250 million of average daily net assets declining gradually to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,216,000 for the year ended July 31, 1995.

                                     Kemper Asset Holdings, Inc. (KAHI), a
                                     subsidiary of Kemper Corporation, the
                                     parent company of Kemper Financial
                                     Services, Inc., arranged for the issuance of a $10,706,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Fund. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

                                     UNDERWRITING AND DISTRIBUTION SERVICES
                                     AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms that provide distribution services to investors. KDI compensates these firms at various rates for sales of Class B and Class C shares. During the year ended July 31, 1995, the Fund incurred a distribution services fee for Class B and Class C shares of $1,957,000, and KDI paid $2,460,000 for commissions and distribution fees to firms, including $78,000 to firms affiliated with KDI. In addition, KDI received $1,465,000 of contingent deferred sales charges.

                                     ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. For the year ended July 31, 1995, the Fund incurred an administrative services fee of $710,000 and KDI paid $765,000 to firms, including $52,000 that was paid to firms affiliated with KDI.

NOTES TO FINANCIAL STATEMENTS
================================================================================
                                     CUSTODIAN AND TRANSFER AGENT AGREEMENTS.
                                     The Fund has a custodian agreement and a transfer agent agreement with Investors Fiduciary Trust Company (IFTC), which was 50% owned by KFS until January 31, 1995 when KFS completed the sale of IFTC to a third party. For the year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $1,084,000 (excluding related expenses). Pursuant to a services agreement with IFTC, Kemper Service Company (KSvC), an affiliate of KFS, is the Shareholder Service Agent of the Fund. For the year ended July 31, 1995, IFTC remitted shareholder service fees of $1,059,000 to KSvC.

                                     OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. For the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $20,000 to independent trustees.

                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================
4 CAPITAL SHARE          The following table summarizes the activity in capital
  TRANSACTIONS           shares of the Fund (dollar amounts and number of shares
                         are the same).


                                                                                YEAR ENDED JULY 31,
                                                                               -----------------------
                                                                               1995               1994
                                                                               ----               ----
                                                                                   (IN THOUSANDS)
                          ----------------------------------------------------------------------------
                          SHARES SOLD
                          ----------------------------------------------------------------------------
                          Class A                                       $    39,705             62,747
                          ----------------------------------------------------------------------------
                          Class B                                           521,185            892,199
                          ----------------------------------------------------------------------------
                          Class C                                            18,754                801
                          ----------------------------------------------------------------------------

                          ----------------------------------------------------------------------------
                          SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                          ----------------------------------------------------------------------------
                          Class A                                             1,945                878
                          ----------------------------------------------------------------------------
                          Class B                                             8,701              3,643
                          ----------------------------------------------------------------------------
                          Class C                                               133                  1
                          ----------------------------------------------------------------------------

                          ----------------------------------------------------------------------------
                          SHARES REDEEMED
                          ----------------------------------------------------------------------------
                          Class A                                           (73,055)           (56,628)
                          ----------------------------------------------------------------------------
                          Class B                                          (714,110)          (646,065)
                          ----------------------------------------------------------------------------
                          Class C                                           (14,544)              (67)
                          ----------------------------------------------------------------------------
                          ----------------------------------------------------------------------------
                          CONVERSION OF SHARES
                          ----------------------------------------------------------------------------
                          Class A                                            14,213             23,904
                          ----------------------------------------------------------------------------
                          Class B                                           (14,213)           (23,904)
                          ----------------------------------------------------------------------------
                          NET INCREASE (DECREASE) FROM CAPITAL
                          SHARE TRANSACTIONS AND TOTAL
                          INCREASE (DECREASE) IN NET ASSETS             $  (211,286)           257,509
                          ============================================================================


FINANCIAL HIGHLIGHTS
================================================================================

                                                        ------------------------------------------------------
                                                                            CLASS A SHARES
                                                        ------------------------------------------------------
                                                                                                   JANUARY 10,
                                                                                                     1992 TO
                                                                 YEAR ENDED JULY 31,                 JULY 31,
                                                         1995            1994           1993           1992
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $1.00            1.00           1.00           1.00
-----------------------------------------------------------------------------------------------------------
Net investment income and dividends declared              .05             .03            .02            .01
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00            1.00           1.00           1.00
===========================================================================================================
Total return                                             4.99%           2.78           2.42           1.57

-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
Expenses                                                  .89%            .92            .93           1.39
-----------------------------------------------------------------------------------------------------------
Net investment income                                    4.75            2.86           2.42           2.75
-----------------------------------------------------------------------------------------------------------

                                                    -------------------------------------------------------
                                                                         CLASS B SHARES
                                                    -------------------------------------------------------
                                                                      YEAR ENDED JULY 31,
                                                    -------------------------------------------------------
                                                     1995         1994        1993        1992         1991
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $1.00         1.00        1.00        1.00         1.00
-----------------------------------------------------------------------------------------------------------
Net investment income and dividends declared          .04          .02         .02         .03          .05
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00         1.00        1.00        1.00         1.00
===========================================================================================================

TOTAL RETURN                                         4.08%        1.78        1.56        2.65         5.35

-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
Expenses                                             1.78%        1.89        1.82        2.22         2.18
-----------------------------------------------------------------------------------------------------------
Net investment income                                3.86         1.89        1.53        2.69         5.32
-----------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
================================================================================

                                                       CLASS C SHARES

                                                    YEAR             MAY 31,
                                                    ENDED              TO
                                                   JULY 31,          JULY 31,
                                                     1995              1994
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    1.00              1.00
--------------------------------------------------------------------------------------------------------
Net investment income and dividends declared          .04                 -
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    1.00              1.00
========================================================================================================

TOTAL RETURN                                         4.08%              .42

--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------
Expenses                                             1.76%             1.80
--------------------------------------------------------------------------------------------------------
Net investment income                                3.88              2.64
--------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED JULY 31,
                                                     1995         1994        1993        1992      1991
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL FUND DATA
--------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)         $213,031      424,317     166,808     156,219   240,994
--------------------------------------------------------------------------------------------------------

Note: The total returns for July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

KFS temporarily agreed to absorb certain operating expenses of the Fund during a portion of the fiscal years ended July 31, 1994 and 1993. Absent this agreement, ratios of expenses and net investment income to average net assets for the Class A shares would have been 1.15% and 2.63% respectively, for 1994 and 1.18% and 2.17, respectively, for 1993. Ratios of expenses and net investment income to average net assets for the Class B shares would have been 2.12% and 1.66%, respectively, for 1994 and 2.07% and 1.28%, respectively, for 1993.


TRUSTEES AND OFFICERS
================================================================================
TRUSTEES                         OFFICERS
STEPHEN B. TIMBERS               J. PATRICK BEIMFORD, JR.
President and                    Vice President
Trustee
                                 JOHN E. PETERS
DAVID W. BELIN                   Vice President
Trustee
                                 MICHELLE M. KEELEY
LEWIS A. BURNHAM                 Vice President
Trustee
                                 FRANK J. RACHWALSKI, JR.
DONALD L. DUNAWAY                Vice President
Trustee
                                 PAUL F. SLOAN
ROBERT B. HOFFMAN                Vice President
Trustee
                                 PHILIP J. COLLORA
DONALD R. JONES                  Vice President
Trustee                          and Secretary

DAVID B. MATHIS                  CHARLES F. CUSTER
Trustee                          Vice President and
                                 Assistant Secretary
SHIRLEY D. PETERSON
Trustee                          JEROME L. DUFFY
                                 Treasurer
WILLIAM P. SOMMERS
Trustee                          ELIZABETH C. WERTH
                                 Assistant Secretary

------------------------------------------------------------------
LEGAL COUNSEL                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 North LaSalle Street
                                 Chicago, IL 60601
------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT        KEMPER SERVICE COMPANY
                                 P.O. Box 419557
                                 Kansas City, MO 64141
                                 1-800-621-1048
------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT     INVESTORS FIDUCIARY TRUST COMPANY
                                 127 West 10th Street
                                 Kansas City, MO 64105
------------------------------------------------------------------
INDEPENDENT AUDITORS             ERNST & YOUNG LLP
                                 233 South Wacker Drive
                                 Chicago, IL 60606
------------------------------------------------------------------
INVESTMENT MANAGER               KEMPER FINANCIAL SERVICES, INC.

PRINCIPAL UNDERWRITER            KEMPER DISTRIBUTORS, INC.
                                 120 S. LaSalle Street
                                 Chicago, IL 60603
------------------------------------------------------------------

                                                                   [KEMPER LOGO]


Printed on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Fund prospectus.
KCRF - 2 (9/95)


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